Business, Initial Public Offering, and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS, INITIAL PUBLIC OFFERING, AND BASIS OF PRESENTATION

1.	BUSINESS, INITIAL PUBLIC OFFERING, AND BASIS OF PRESENTATION
Business
Valero Energy Partners LP (the Partnership) is a fee-based master traditional limited partnership formed by Valero (defined below) in July 2013 to own, operate, develop, and acquire crude oil and refined petroleum products pipelines, terminals, and other transportation and logistics assets.
References in this report to “Partnership,” “we,” “us,” or “our” refer to Valero Energy Partners LP, one or more of its consolidated subsidiaries, or all of them taken as a whole. References in this report to “Valero” refer collectively to Valero Energy Corporation and its subsidiaries, other than Valero Energy Partners LP, any of its subsidiaries, or its general partner.
On December 16, 2013, the Partnership completed its initial public offering (the Offering) of 17,250,000 common units representing limited partner interests. See “Initial Public Offering” below for further discussion. Immediately following the Offering, the Partnership included the assets, liabilities, and results of operations of certain crude oil and refined petroleum products pipelines, terminals, and other logistics assets previously owned and operated by Valero referred to as the Contributed Assets. We acquired the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero (collectively, the Acquisitions) on July 1, 2014 and March 1, 2015, respectively, as further described in Note 3. Our assets, including those acquired in connection with the Acquisitions, consist of crude oil and refined petroleum products pipeline and terminal systems in the United States (U.S.) Gulf Coast and U.S. Mid-Continent regions that are integral to the operations of several of Valero’s refineries.
We generate operating revenues by providing fee-based transportation and terminaling services to Valero and, prior to the Offering, our Predecessor (defined below) leased certain crude oil and refined petroleum products storage capacity to Valero.
Initial Public Offering
On December 10, 2013, the Partnership’s common units began trading on the New York Stock Exchange under the ticker symbol “VLP.” On December 16, 2013, the Partnership completed the Offering of 17,250,000 common units to the public at a price of $23.00 per unit, which included a 2,250,000 common unit over-allotment option that was fully exercised by the underwriters.
In exchange for the Contributed Assets, Valero received:

•	11,539,989 common units and 28,789,989 subordinated units, representing an aggregate 68.6 percent limited partner interest;

•	all of the incentive distribution rights; and

•	1,175,102 general partner units, representing a 2.0 percent general partner interest.
We received $396.8 million of gross proceeds from the sale of 17,250,000 common units to the public. After deducting underwriting discounts, structuring fees, and other offering costs of $27.6 million, our net proceeds from the Offering were $369.2 million. We retained the net proceeds from the Offering for general partnership purposes, which may include potential acquisitions from Valero and third parties and organic expansion capital expenditures. On July 1, 2014 and March 1, 2015, we used certain of these proceeds for the Acquisitions as further described in Note 3.
Basis of Presentation
Our consolidated financial statements include the accounts of the Partnership as well as our Predecessor. All intercompany accounts and transactions have been eliminated.
The Contributed Assets and the Acquisitions were accounted for as transfers of businesses between entities under the common control of Valero. As entities under the common control of Valero, we recorded the Contributed Assets and the Acquisitions on our balance sheet at Valero’s carrying value rather than fair value. Transfers between entities under common control are accounted for as though the transfer occurred as of the beginning of the period of transfer, and prior period financial statements and financial information are retrospectively adjusted to furnish comparative information. Accordingly, the Partnership’s financial statements and related notes have been retrospectively adjusted to include the historical results of the Acquisitions for all periods presented prior to the effective dates of each acquisition. We refer to the historical results of the Contributed Assets prior to the Offering and the Acquisitions prior to their respective acquisition dates as those of our “Predecessor.”
The combined financial statements of our Predecessor were derived from the consolidated financial statements and accounting records of Valero and reflect the combined historical financial position, results of operations, and cash flows of our Predecessor as if the Contributed Assets and the Acquisitions had been combined for periods prior to the Offering and the effective date of each acquisition.
There were no transactions between the operations of our Predecessor; therefore, there were no intercompany transactions or accounts to be eliminated in connection with the combination of those operations. In addition, our Predecessor’s statements of income include direct charges for the management and operation of our logistics assets and certain expenses allocated by Valero for general corporate services, such as treasury, accounting, and legal services. These expenses were charged, or allocated, to our Predecessor based on the nature of the expenses. Prior to the Offering and the Acquisitions, our Predecessor transferred cash to Valero daily and Valero funded our Predecessor’s operating and investing activities as needed. Accordingly, cash held by Valero at the corporate level was not allocated to us and we reflected transfers of cash to and from Valero’s cash management system as a component of net investment. These net transfers of cash were reflected as a financing activity in our statements of cash flows. We also did not include any interest income on the net cash transfers to Valero. In conjunction with the Offering, we established separate bank accounts and no longer participate in Valero’s centralized cash management system.
The financial information presented for the periods after the Offering for the Contributed Assets and after the effective dates of the Acquisitions represents the consolidated financial position, results of operations, and cash flows of the Partnership.